Concentrations (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accounts Receivable [Member]
Concentrations (Textual)
Concentration risk percentage	63.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk percentage	10.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk percentage	10.00%
Accounts Receivable [Member] | J. Terrence Thompson [Member]
Concentrations (Textual)
Concentration risk percentage		10.00%
Revenue [Member]
Concentrations (Textual)
Concentration risk percentage	32.00%
Revenue [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk percentage	10.00%
Revenue [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk percentage	10.00%